Concentrations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentrations Details
Concentrations Customer A	42.93%	27.03%
Concentrations Customer B	10.06%	0.00%
Concentrations Customer D	19.57%	29.82%
Concentrations Customer E	3.04%	20.50%
Concentrations Customer F	3.85%	17.70%